Trading Liabilities (Tables)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Schedule of Trading Liabilities

	Group
	2018 £m	2017 £m
Securities sold under repurchase agreements	–	25,504
Short positions in securities and unsettled trades	–	3,694
Cash collateral	–	1,911

	–	31,109